As filed with the Securities and Exchange Commission on February 16, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21943

Cadogan Opportunistic Alternatives Fund, LLC
(Exact name of registrant as specified in charter)

149 Fifth Avenue, 15th Floor, New York, NY  10010
(Address of principal executive offices) (Zip code)

A. Michael Waldron
149 Fifth Avenue, 15th Floor, New York, NY  10010
(Name and address of agent for service)

212-585-1600
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  December 31, 2009

Item 1. Schedule of Investments.

Cadogan Opportunistic Alternatives Fund, LLC
Schedule of Investments
December 31, 2009 (Unaudited)
		Fair Value	Frequency of
	Cost	(in US Dollars)	Redemptions

INVESTMENTS IN U.S. INVESTMENT COMPANIES - 7.85%*
Global Macro - Discretionary - 4.42%*
Graham Global Investment Fund Ltd.	2,750,000	$2,780,377	Monthly
Long Short Equity - General - 3.43%*
Zebedee Focus Fund Limited	1,477,079	2,160,804	Monthly
TOTAL INVESTMENTS IN U.S. INVESTMENT COMPANIES (Cost $4,227,079)		4,941,181

INVESTMENTS IN U.S. LIMITED PARTNERSHIPS - 67.99%*
Dedicated Short Bias - Short Equity - 2.23%*
AdvantHedge Fund, LP	1,000,000	530,551	Monthly
Dialectic Antithesis Partners, LP	729,906	876,413	Quarterly
		1,406,964
Event Driven - Distressed - 18.15%*
Contrarian Capital Fund I, L.P.	1,600,000	1,604,190	Annually
Mast Credit Opportunities I, L.P.	2,600,000	3,212,812	Quarterly
MatlinPatterson Distressed Opportunities Fund, L.P.	2,100,000	2,640,256	Semi-Annually
Standard Pacific Asymmetric Opportunities Fund, L.P.	1,340,000	1,902,012	Quarterly
Stone Lion Fund L.P.#	2,000,000	2,065,614	Quarterly
		11,424,884
Long Short Equity - General - 33.00%*
Absolute Partners Fund, LLC	2,900,000	2,859,532	Monthly
Arnott Opportunities (U.S.), LLC	2,400,000	2,395,221	Quarterly
Harvey SMidCap Fund, LP - Class A	2,507,404	3,243,921	Quarterly
Lafitte Fund I (QP) LP	2,200,000	1,613,538	Quarterly
Oak Street Capital Fund, L.P.	2,200,792	2,254,708	Quarterly
Soundpost Capital, LP	2,300,000	2,570,114	Quarterly
Steelhead Navigator Fund, L.P.	1,794,316	1,809,656	Quarterly
Tetra Capital Partners, L.P.	2,000,000	1,987,755	Monthly
Whitney Japan Partners, LP	1,730,791	2,045,477	Quarterly
		20,779,922
Long Short Equity - Sector - 14.61%*
Aria Select Consumer Fund LP	1,960,000	1,811,454	Monthly
Coeus Capital LP	2,200,000	2,158,837	Quarterly
Shannon River Partners II LP - Class A	2,300,000	2,443,298	Quarterly
Sio Partners, LP	2,165,932	2,786,195	Quarterly
		9,199,784
TOTAL INVESTMENTS IN U.S. LIMITED PARTNERSHIPS (Cost $40,029,141)		42,811,554
	Shares or
	Principal Amount
SHORT TERM INVESTMENT - 24.58%*
State Street Institutional Investment Trust	15,479,359	15,479,359

TOTAL SHORT TERM INVESTMENTS (Cost $15,479,359)		15,479,359

Total Investments (Cost $59,735,579) - 100.42%*		63,232,094
Liabilities in Excess of Other Assets - (0.42)%*		(267,484)
TOTAL NET ASSETS - 100.00%*		$62,964,610

Footnotes
* Percentages are stated as a percent of net assets.
# Frequency of redemption is subject to 12-month lockup period by the underlying fund, which expires in December, 2010.

The cost basis of investments for federal income tax purposes at December 31, 2009 was as follows*:

Cost of Investments	$59,475,295
Gross unrealized appreciation	5,059,910
Gross unrealized depreciation	(1,303,111)
Net unrealized appreciation	$3,756,799

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Fair Value of Financial Instruments

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2009;

	Fair Value Measurements at Reporting Date Using
	Quoted Prices in
	Active markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Equity Securities
U.S. Investment Companies	$ -	$ 4,941,181 (a)	$ -	$ 4,941,181
U.S. Limited Partnerships	-	42,811,554 (a)	-	42,811,554
Total Equity Securities	-	47,752,735	-	47,752,735
Other
Short Term Investments	15,479,359(b)	-	-	15,479,359
Total Other	15,479,359	-	-	15,479,359
Total	$ 15,479,359	$ 47,752,735	$ -	$63,232,094

(a)	All other industry classifications are identified in the Schedule of Investments.
(b)	Mutual fund investments that are sweep investments for cash balances in the Fund at December 31, 2009

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Investments in Securities
Balance as of March 31, 2009	$ 42,624,193
Accrued discounts / premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Net purchases (sales)	-
Transfers in and / or out of Level 3	(42,624,193)
Balance as of December 31, 2009	$ -

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Cadogan Opportunistic Alternatives Fund, LLC

By (Signature and Title) /s/ A. Michael Waldron
                                                 A. Michael Waldron, President

Date   February 9, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ A. Michael Waldron
                                                 A. Michael Waldron, President

Date   February 9, 2010

By (Signature and Title) /s/ Matthew Jenal
                                                 Matthew Jenal, Treasurer

Date   February 11, 2010